Operating costs - Analysis of expenses by nature (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Analysis of income and expense [abstract]
Depreciation, amortisation and impairment	£ 1,672	£ 1,640	£ 1,735
Payroll costs	1,770	1,684	1,852
Purchases of electricity	1,130	1,403	1,454
Purchases of gas	1,250	1,316	1,642
Property and other taxes	1,193	1,191	1,108
Balancing Services Incentive Scheme	1,875	1,317	1,196
Other	2,668	2,975	2,895
Other operating costs	11,558	11,526	11,882
Provision for bad and doubtful debts	326	234	181
Total operating costs	11,884	11,760	12,063
Inventory consumed	316	328	415
Research and development expenditure	£ 17	£ 14	£ 19